CONTINGENCIES (Details) Rp in Billions	12 Months Ended
Dec. 31, 2017 IDR (Rp) item
Case No. 26/KPPU-L/2007
Disclosure of contingent liabilities [line items]
Number of other local operators | item	7
Number of other local operators charge with violating law | item	5
Value of the award the plaintiff seeks in the legal matter	Rp 18
Case No. 03/KPPU/208/PN.JKT.PST
Disclosure of contingent liabilities [line items]
Number of other local operators | item	7
Case No. 9 K/Pdt.Sus-KPPU/2016
Disclosure of contingent liabilities [line items]
Value of the award the plaintiff seeks in the legal matter	Rp 18
Telkomsel | Case No. 26/KPPU-L/2007
Disclosure of contingent liabilities [line items]
Value of the award the plaintiff seeks in the legal matter	25
Telkomsel | Case No. 9 K/Pdt.Sus-KPPU/2016
Disclosure of contingent liabilities [line items]
Value of the award the plaintiff seeks in the legal matter	Rp 25